SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Details
Share-based Payment Arrangement, Expense	$ 975,024	$ 1,196,222	$ 3,847,907	$ 3,605,235